Bank Loans and Borrowings and Lease Liability	7 Months Ended
Aug. 07, 2023
Boa Vista Servicos S A [member]
Disclosure Of Bank Loans And Borrowings And Lease Liability [Line Items]
Bank loans and borrowings and lease liability
15	Bank loans and borrowings and lease liability
The balances of bank loans and borrowings and lease liability at August 7, 2023 and December 31, 2022 are comprised as follows:

	August 7,	December 31,
	2023	2022
Bank loans and borrowings (i)	—	—
Lease liability (ii)	8,150	9,825

	8,150	9,825

Current	3,712	3,254
Non-current	4,438	6,571

(i)	Bank loans and borrowings
Changes in bank loans and borrowings are as follows:

January 1, 2022 to
December 31, 2022
Beginning of the period	2,788

Payment of bank loans and borrowings	(2,862)
Interest paid	(113)
Interest expense	57
Transaction costs related to bank loans and borrowings	130

End of the period	—

(ii)	Lease liability

	Annual Interest	August 7,	December 31,
Transactions	rate	2023	2022
Leasing - exclusive right of use (1)	IGP-M (3) + 5.87%	1,100	1,561
Leasing - Headquarters office contract (2)	IGP-M + 3.70%	7,050	8,264

	Total	8,150	9,825

	Current	3,712	3,254
	Non-current	4,438	6,571

(1)	Refers to the right to exclusive use of software.
(2)
Refers to the rental of the properties related to the headquarters of the Group, in which a right-of-use
asset is recorded. During the period from January 1, 2023 to August 7, 2023, there was no adjustment to the lease agreement (year ended December 31, 2022: R$832).

(3)	Inflation as measured by the General Market Price index (IGP-M) published by the Getúlio Vargas Foundation (FGV).
At August 7, 2023, the balance of Leases, in
non-current
liabilities, is presented by year of maturity as follows:

	August 7,	December 31,
Maturity	2023	2022
2024	2,350	3,365
2025	2,088	1,961
2026	—	1,245

Total	4,438	6,571

Changes in lease liability are as follows:

	January 1, 2023 to August 7, 2023	January 1, 2022 to December 31, 2022
Beginning of the period	9,825	20,278
Additions	—	2,625
Payment of lease liabilities	(2,377)	(7,463)
Interest expense	702	2,036
Termination of lease (1)	—	(7,541)
Reclassification to held for sale	—	(110)

End of the period	8,150	9,825

(1)	On October 31, 2022, the Group discontinued the use of the 12 th and 13 th floors of its headquarters.